Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Expenses Net Abstract [Abstract]
Interest expenses from project finance loans	$ 22,858	$ 15,157	$ 24,067
Interest expenses from corporate loans	78	0	0
Interest expenses from Debentures	8,963	8,113	8,316
Interest expenses from amortization and linkage to index	33,692	14,274	1,413
Fair value changes of financial instruments measured at fair value through profit or loss	0	0	656
Finance expenses in respect of contingent consideration arrangement	3,978	2,231	219
Interest expenses from non-controlling interests loans	1,381	1,157	1,520
Finance expenses from foreign currency hedging transactions	973	0	311
Finance expenses in respect of lease liability	1,964	1,243	1,087
Exchange differences	617	2,702	162
Others	1,249	1,442	1,036
Capitalized Cost Of Qualifying Assets	75,753	46,319	38,787
Amounts capitalized to the cost of qualifying assets	13,162	9,144	7,379
Finance expenses	$ 62,591	$ 37,175	$ 31,408